BrandywineGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 41.5%
Australia - 5.3%
Australia Government Bond, Senior Notes	5.750%	7/15/22	91,315,000	AUD	$63,217,974	(a)
New South Wales Treasury Corp.	4.000%	4/8/21	20,956,800	AUD	13,353,004	(a)
Queensland Treasury Corp.	5.500%	6/21/21	43,535,000	AUD	28,424,866	(a)
Western Australian Treasury Corp.	7.000%	7/15/21	41,800,000	AUD	27,868,544

Total Australia					132,864,388

Brazil - 4.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	257,075,000	BRL	55,052,206
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	218,570,000	BRL	47,775,958

Total Brazil					102,828,164

Colombia - 4.1%
Colombian TES, Bonds	6.250%	11/26/25	168,170,000,000	COP	40,155,568
Colombian TES, Bonds	6.000%	4/28/28	275,700,000,000	COP	63,391,603

Total Colombia					103,547,171

Indonesia - 3.7%
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	722,700,000,000	IDR	46,794,231
Indonesia Treasury Bond, Senior Notes	6.625%	5/15/33	153,500,000,000	IDR	8,106,042
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	609,200,000,000	IDR	37,408,609

Total Indonesia					92,308,882

Malaysia - 5.3%
Malaysia Government Bond, Senior Notes	3.659%	10/15/20	68,230,000	MYR	15,896,523
Malaysia Government Bond, Senior Notes	4.048%	9/30/21	101,200,000	MYR	24,003,239
Malaysia Government Bond, Senior Notes	3.882%	3/10/22	95,170,000	MYR	22,497,181
Malaysia Government Bond, Senior Notes	3.480%	3/15/23	116,400,000	MYR	27,437,104
Malaysia Government Bond, Senior Notes	3.955%	9/15/25	59,305,000	MYR	14,284,665
Malaysia Government Bond, Senior Notes	3.899%	11/16/27	119,110,000	MYR	28,438,509

Total Malaysia					132,557,221

Mexico - 10.7%
Mexican Bonos, Bonds	8.000%	11/7/47	646,700,000	MXN	27,247,954
Mexican Bonos, Senior Notes	8.500%	5/31/29	1,531,300,000	MXN	69,732,003
Mexican Bonos, Senior Notes	7.750%	11/23/34	508,700,000	MXN	21,887,020
Mexican Bonos, Senior Notes	8.500%	11/18/38	1,509,200,000	MXN	67,292,284
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,956,400,000	MXN	80,660,832

Total Mexico					266,820,093

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report	1

BrandywineGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Poland - 4.3%
Republic of Poland Government Bond	1.500%	4/25/20	238,600,000	PLN	$57,701,106
Republic of Poland Government Bond	5.250%	10/25/20	102,456,000	PLN	25,399,072
Republic of Poland Government Bond	2.000%	4/25/21	98,400,000	PLN	24,095,993

Total Poland					107,196,171

Russia - 0.6%
Russian Federal Bond - OFZ	7.650%	4/10/30	1,031,000,000	RUB	14,064,998

South Africa - 3.4%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	1,132,102,684	ZAR	37,706,162
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	1,113,000,000	ZAR	46,737,221

Total South Africa					84,443,383

TOTAL SOVEREIGN BONDS (Cost - $1,440,109,955)					1,036,630,471

CORPORATE BONDS & NOTES - 32.9%
COMMUNICATION SERVICES - 0.7%
Entertainment - 0.5%
Walt Disney Co., Senior Notes	4.625%	3/23/40	3,280,000		4,004,595
Walt Disney Co., Senior Notes	4.700%	3/23/50	6,570,000		8,661,685

Total Entertainment					12,666,280

Media - 0.2%
Comcast Corp., Senior Notes	3.400%	4/1/30	3,040,000		3,299,180
Comcast Corp., Senior Notes	3.750%	4/1/40	1,215,000		1,374,529

Total Media					4,673,709

TOTAL COMMUNICATION SERVICES					17,339,989

CONSUMER DISCRETIONARY - 5.5%
Automobiles - 4.4%
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	2.710%	4/5/21	52,251,000		48,337,357	(b)
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	2.778%	4/13/20	57,683,000		57,561,615	(b)
Toyota Motor Credit Corp., Senior Notes	3.375%	4/1/30	4,560,000		4,614,278	(c)

Total Automobiles					110,513,250

Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp., Senior Notes	3.600%	7/1/30	1,875,000		1,972,759
McDonald’s Corp., Senior Notes	3.625%	9/1/49	2,500,000		2,556,497
McDonald’s Corp., Senior Notes	4.200%	4/1/50	3,435,000		3,859,127

Total Hotels, Restaurants & Leisure					8,388,383

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report

BrandywineGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.5%
Home Depot Inc., Senior Notes	3.300%	4/15/40	2,485,000	$2,551,050
Home Depot Inc., Senior Notes	3.350%	4/15/50	2,130,000	2,231,762
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	1,840,000	2,104,360
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	4,640,000	5,625,213

Total Specialty Retail				12,512,385

Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc., Senior Notes	3.250%	3/27/40	2,185,000	2,294,962
NIKE Inc., Senior Notes	3.375%	3/27/50	2,205,000	2,412,350

Total Textiles, Apparel & Luxury Goods				4,707,312

TOTAL CONSUMER DISCRETIONARY				136,121,330

CONSUMER STAPLES - 0.5%
Beverages - 0.3%
Coca-Cola Co., Senior Notes	4.125%	3/25/40	1,990,000	2,430,493
Coca-Cola Co., Senior Notes	4.200%	3/25/50	3,345,000	4,380,630

Total Beverages				6,811,123

Household Products - 0.2%
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	2,335,000	2,729,354
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	2,020,000	2,489,481

Total Household Products				5,218,835

TOTAL CONSUMER STAPLES				12,029,958

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	8,720,000	5,770,068
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	48,420,000	33,908,768	(d)

TOTAL ENERGY				39,678,836

FINANCIALS - 17.8%
Banks - 9.9%
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	54,365,000	62,400,129	(b)
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.818%	3/10/23	54,760,000	50,058,332	(b)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.818%	3/17/23	45,665,000	43,549,793	(b)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	2.819%	7/26/21	42,642,000	42,281,407	(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report	3

BrandywineGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	24,250,000	$27,562,371	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	16,615,000	21,397,137	(b)

Total Banks				247,249,169

Capital Markets - 5.3%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.133%	2/22/21	54,842,000	52,950,335	(b)(d)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	2.433%	2/23/23	81,697,000	78,389,182	(b)

Total Capital Markets				131,339,517

Consumer Finance - 1.2%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	2.341%	11/5/21	29,178,000	28,728,321	(b)

Insurance - 1.4%
American International Group Inc., Senior Notes	4.500%	7/16/44	6,330,000	6,447,152
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	1.695%	1/13/23	31,370,000	27,430,464	(b)(d)
Prudential Financial Inc., Senior Notes	4.350%	2/25/50	1,835,000	1,843,530

Total Insurance				35,721,146

TOTAL FINANCIALS				443,038,153

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
CVS Health Corp., Senior Notes	4.125%	4/1/40	3,550,000	3,596,886
CVS Health Corp., Senior Notes	4.250%	4/1/50	4,570,000	4,763,923

TOTAL HEALTH CARE				8,360,809

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.7%
Boeing Co., Senior Notes	3.950%	8/1/59	3,900,000	3,516,737
General Dynamics Corp., Senior Notes	4.250%	4/1/40	3,650,000	4,363,703
General Dynamics Corp., Senior Notes	4.250%	4/1/50	1,455,000	1,837,143
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	2,790,000	3,552,349
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	2,805,000	3,809,369

Total Aerospace & Defense				17,079,301

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report

BrandywineGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Air Freight & Logistics - 0.5%
United Parcel Service Inc., Senior Notes	5.200%	4/1/40	2,600,000	$3,196,237
United Parcel Service Inc., Senior Notes	5.300%	4/1/50	7,490,000	9,853,459

Total Air Freight & Logistics				13,049,696

Industrial Conglomerates - 0.3%
3M Co., Senior Notes	3.700%	4/15/50	6,900,000	7,820,481

TOTAL INDUSTRIALS				37,949,478

INFORMATION TECHNOLOGY - 4.6%
IT Services - 0.2%
Mastercard Inc., Senior Notes	3.350%	3/26/30	1,840,000	2,041,942
Mastercard Inc., Senior Notes	3.850%	3/26/50	1,855,000	2,283,931

Total IT Services				4,325,873

Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp., Senior Notes	4.750%	3/25/50	10,040,000	13,602,371
Intel Corp., Senior Notes	4.950%	3/25/60	3,555,000	4,957,909
NVIDIA Corp., Senior Notes	3.500%	4/1/40	4,735,000	5,034,391
NVIDIA Corp., Senior Notes	3.500%	4/1/50	7,260,000	7,916,357

Total Semiconductors & Semiconductor Equipment				31,511,028

Software - 1.8%
Oracle Corp., Senior Notes	3.600%	4/1/50	24,175,000	24,285,227	(c)
Oracle Corp., Senior Notes	3.850%	4/1/60	20,625,000	20,864,076	(c)

Total Software				45,149,303

Technology Hardware, Storage & Peripherals - 1.4%
Hewlett Packard Enterprise Co., Senior Notes	6.350%	10/15/45	29,040,000	34,602,796

TOTAL INFORMATION TECHNOLOGY				115,589,000

UTILITIES - 0.4%
Electric Utilities - 0.2%
Exelon Corp., Senior Notes	4.050%	4/15/30	3,370,000	3,410,540	(c)
Exelon Corp., Senior Notes	4.700%	4/15/50	1,495,000	1,546,136	(c)

Total Electric Utilities				4,956,676

Multi-Utilities - 0.2%
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	5,165,000	5,453,114

TOTAL UTILITIES				10,409,790

TOTAL CORPORATE BONDS & NOTES (Cost - $818,927,591)				820,517,343

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report	5

BrandywineGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.7%
U.S. Government Obligations - 22.7%
U.S. Treasury Bonds	3.000%	2/15/49	30,409,000		$42,376,604
U.S. Treasury Bonds	2.375%	11/15/49	182,000,000		226,895,704
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.300%)	0.385%	10/31/21	296,950,000		297,854,213	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $523,283,162)					567,126,521

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 1.1%
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.847%	11/25/24	2,320,518		2,235,203	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	3.147%	1/25/30	5,872,936		5,253,786	(b)
Fondo de Titulizacion de Activos UCI, 17 A2 (3 mo. EURIBOR + 0.160%, 0.000% floor)	0.000%	12/17/49	4,391,734	EUR	4,195,384	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	6,637,318	EUR	6,204,656	(a)(b)
Pastor GC Hipotecario, 5 A2 (3 mo. EURIBOR + 0.170%, 0.000% floor)	0.000%	6/21/46	10,196,753	EUR	9,124,430	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $34,132,186)					27,013,459

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,816,452,894)					2,451,287,794

			SHARES
SHORT-TERM INVESTMENTS - 5.9%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $147,115,055)	0.285%		147,115,055		147,115,055

TOTAL INVESTMENTS - 104.1% (Cost - $2,963,567,949)					2,598,402,849
Liabilities in Excess of Other Assets - (4.1)%					(102,051,906)

TOTAL NET ASSETS - 100.0%					$2,496,350,943

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report

BrandywineGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	5,590,000,000	USD	7,355,166	HSBC Securities Inc.	4/3/20	$(823,588)
CLP	15,605,000,000	USD	20,400,826	HSBC Securities Inc.	4/3/20	(2,167,324)
USD	25,352,871	CLP	21,195,000,000	HSBC Securities Inc.	4/3/20	587,790
KRW	135,880,000,000	USD	117,403,100	Citibank N.A.	4/13/20	(5,737,934)
USD	87,615,502	KRW	103,070,000,000	Citibank N.A.	4/13/20	2,913,348
PLN	121,620,000	USD	32,005,684	Citibank N.A.	4/15/20	(2,609,068)
CZK	1,294,000,000	USD	57,104,779	JPMorgan Chase & Co.	4/17/20	(5,042,326)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report	7

BrandywineGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	526,400,000	USD	59,216,595	HSBC Securities Inc.	4/20/20	$(8,576,519)
USD	7,782,556	NOK	82,600,000	UBS Securities LLC	4/20/20	(163,626)
SEK	1,427,200,000	USD	151,472,859	HSBC Securities Inc.	4/21/20	(7,128,153)
USD	64,245,355	SEK	621,100,000	HSBC Securities Inc.	4/21/20	1,428,303
USD	82,835,968	SEK	806,100,000	HSBC Securities Inc.	4/21/20	1,308,314
NZD	88,760,000	USD	58,775,452	HSBC Securities Inc.	4/22/20	(5,822,317)
GBP	77,640,000	USD	101,430,837	Citibank N.A.	4/23/20	(4,944,612)
GBP	83,850,000	USD	108,735,842	HSBC Securities Inc.	4/23/20	(4,532,210)
USD	17,173,752	GBP	13,990,000	Morgan Stanley & Co. Inc.	4/23/20	(212,161)
CLP	38,520,000,000	USD	50,203,316	HSBC Securities Inc.	4/24/20	(5,167,036)
USD	8,366,700	CLP	7,000,000,000	HSBC Securities Inc.	4/24/20	182,538
KRW	52,450,000,000	USD	42,747,233	Citibank N.A.	4/27/20	376,277
IDR	367,000,000,000	USD	26,692,268	JPMorgan Chase & Co.	4/27/20	(4,249,366)
RUB	2,448,570,000	USD	38,017,141	Citibank N.A.	4/29/20	(7,003,766)
USD	6,601,937	RUB	454,000,000	Citibank N.A.	4/29/20	851,612
USD	10,818,501	RUB	730,000,000	Citibank N.A.	4/29/20	1,572,385
USD	11,997,058	AUD	19,580,000	Goldman Sachs Group Inc.	4/30/20	(48,754)
AUD	88,310,000	USD	59,730,235	Morgan Stanley & Co. Inc.	4/30/20	(5,401,040)
ZAR	64,800,000	USD	3,954,716	Citibank N.A.	5/12/20	(354,062)
ZAR	117,640,000	USD	7,492,564	Citibank N.A.	5/12/20	(955,821)
USD	90,073,736	ZAR	1,375,480,000	HSBC Securities Inc.	5/12/20	13,644,292
MXN	482,200,000	USD	20,441,905	Citibank N.A.	5/13/20	(246,028)
MXN	876,700,000	USD	37,076,038	Citibank N.A.	5/13/20	(357,405)
USD	33,709,946	MXN	637,000,000	Citibank N.A.	5/13/20	7,030,616
CLP	28,780,000,000	USD	36,229,968	HSBC Securities Inc.	5/15/20	(2,562,672)
CLP	24,130,000,000	USD	30,555,907	HSBC Securities Inc.	5/29/20	(2,318,557)
AUD	115,760,000	USD	76,886,056	Morgan Stanley & Co. Inc.	5/29/20	(5,668,263)
NZD	83,530,000	USD	52,078,449	HSBC Securities Inc.	6/3/20	(2,260,573)
NOK	1,076,900,000	USD	116,795,367	HSBC Securities Inc.	6/5/20	(13,183,562)
USD	25,043,747	ZAR	395,000,000	Barclays Bank PLC	6/9/20	3,165,109
ZAR	125,400,000	USD	7,480,092	Citibank N.A.	6/9/20	(534,317)
ZAR	92,100,000	USD	5,198,837	HSBC Securities Inc.	6/9/20	(97,514)
ZAR	97,600,000	USD	5,587,520	HSBC Securities Inc.	6/9/20	(181,557)
JPY	23,679,000,000	USD	232,330,418	Citibank N.A.	6/11/20	(11,431,822)
USD	18,384,070	JPY	1,992,300,000	Citibank N.A.	6/11/20	(201,862)
USD	54,612,645	JPY	5,968,900,000	Citibank N.A.	6/11/20	(1,070,518)

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report

BrandywineGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	56,225,045	JPY	6,224,000,000	Citibank N.A.	6/11/20	$(1,837,917)
KRW	68,830,000,000	USD	57,668,494	HSBC Securities Inc.	6/12/20	(977,695)
USD	15,994,165	EUR	14,090,000	JPMorgan Chase & Co.	6/12/20	410,855
CLP	36,400,000,000	USD	43,461,649	HSBC Securities Inc.	6/15/20	(848,553)
GBP	139,530,000	USD	182,976,851	Barclays Bank PLC	6/16/20	(9,433,629)
KRW	64,630,000,000	USD	53,979,788	Citibank N.A.	6/19/20	(729,835)
CLP	21,195,000,000	USD	25,435,323	HSBC Securities Inc.	6/26/20	(616,114)

Total						$(92,026,637)

Abbreviations used in this table:

AUD	— Australian Dollar
CLP	— Chilean Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2020 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

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Notes to Schedule of Investments (unaudited) (continued)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$1,036,630,471	—	$1,036,630,471
Corporate Bonds & Notes	—	820,517,343	—	820,517,343
U.S. Government & Agency Obligations	—	567,126,521	—	567,126,521
Collateralized Mortgage Obligations	—	27,013,459	—	27,013,459

Total Long-Term Investments	—	2,451,287,794	—	2,451,287,794

Short-Term Investments†	$147,115,055	—	—	147,115,055

Total Investments	$147,115,055	$2,451,287,794	—	$2,598,402,849

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$33,471,439	—	$33,471,439

Total	$147,115,055	$2,484,759,233	—	$2,631,874,288

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$125,498,076	—	$125,498,076

†	See Schedule of Investments for additional detailed categorizations.

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